Parent Company Only Condensed Financial Information - Condensed Balance Sheets (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 416,201	$ 60,604	¥ 438,608
Prepayments, receivables and other current assets	69,126	10,066	55,135
Amounts due from related parties	1,260	183	640
Total current assets	640,606	93,280	718,912
Non-current assets:
Intangible assets, net	12,554	1,828	89,822
Total non-current assets	345,542	50,314	448,068
Total assets	986,148	143,594	1,166,980
Current liabilities:
Amounts due to subsidiaries	4,196	611	4,694
Taxes payable	11,126	1,620	3,265
Accruals and other current liabilities	270,717	39,419	272,638
Total current liabilities	310,667	45,236	321,823
Non-current liabilities:
Deferred tax liabilities	3,369	491	12,112
Other non-current liabilities	0	0	890
Total non-current liabilities	4,122	601	13,002
Total liabilities	314,789	45,837	334,825
SHAREHOLDERS' EQUITY
Treasury stock (US$0.00001 par value; 242,616,100 and 272,394,100 shares as of March 31, 2022 and 2023)	(137,446)	(20,014)	(136,113)
Additional paid-in capital	9,484,664	1,381,074	9,471,101
Statutory reserves	3,331	485	3,331
Accumulated other comprehensive income	82,396	11,999	69,016
Accumulated deficit	(8,795,764)	(1,280,763)	(8,617,780)
Total shareholders' equity	671,359	97,757	832,155		¥ 1,454,896	¥ 1,980,472
Total liabilities and shareholders' equity	986,148	143,594	1,166,980
Class A Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	165	24	165
Class B Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	16	2	16
Parent Company
Current assets:
Cash and cash equivalents	14,668	2,136	4,349	$ 633	¥ 2,072	¥ 80,553
Prepayments, receivables and other current assets	47	7	795
Amounts due from related parties	618	90	571
Total current assets	15,333	2,233	5,715
Non-current assets:
Intangible assets, net	0	0	46,000
Amounts due from subsidiaries	1,050,048	152,899	1,066,882
Investments in other investees	30,849	4,492	37,789
Total non-current assets	1,080,897	157,391	1,150,671
Total assets	1,096,230	159,624	1,156,386
Current liabilities:
Amounts due to subsidiaries	104,015	15,146	104,015
Taxes payable	526	76	526
Accruals and other current liabilities	2,429	355	1,439
Total current liabilities	106,970	15,577	105,980
Non-current liabilities:
Investment deficit of subsidiaries	350,284	51,005	258,372
Deferred tax liabilities	1,614	235	1,408
Other non-current liabilities	0	0	890
Total non-current liabilities	351,898	51,240	260,670
Total liabilities	458,868	66,817	366,650
SHAREHOLDERS' EQUITY
Treasury stock (US$0.00001 par value; 242,616,100 and 272,394,100 shares as of March 31, 2022 and 2023)	(137,446)	(20,014)	(136,113)
Additional paid-in capital	9,484,664	1,381,074	9,471,101
Statutory reserves	3,331	485	3,331
Accumulated other comprehensive income	82,396	11,999	69,016
Accumulated deficit	(8,795,764)	(1,280,763)	(8,617,780)
Total shareholders' equity	637,362	92,807	789,736
Total liabilities and shareholders' equity	1,096,230	159,624	1,156,386
Parent Company | Class A Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	165	24	165
Parent Company | Class B Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	¥ 16	$ 2	¥ 16